Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations
The following table summarizes the major classes of assets, liabilities and redeemable noncontrolling interest classified as held for sale at the dates indicated:

	March 31,
	2018	2017
	(in thousands)
Assets Held for Sale
Cash and cash equivalents	$4,113	$4,438
Accounts receivable-trade, net	45,924	45,049
Accounts receivable-affiliates	—	2
Inventories	13,250	17,387
Prepaid expenses and other current assets	2,796	3,399
Property, plant and equipment, net	201,340	260,830
Goodwill	107,951	130,427
Intangible assets, net	141,328	156,704
Other assets	902	1,184
Total assets held for sale	$517,604	$619,420

Liabilities and Redeemable Noncontrolling Interest Held for Sale
Accounts payable-trade	$7,790	$7,552
Accrued expenses and other payables	6,583	8,669
Advance payments received from customers	12,842	25,352
Current maturities of long-term debt	2,550	3,731
Long-term debt, net	2,888	4,957
Other liabilities	—	30
Redeemable noncontrolling interest	9,927	3,072
Total liabilities and redeemable noncontrolling interest held for sale	$42,580	$53,363

The following table summarizes the results of operations from discontinued operations related to the Retail Propane segment for the periods indicated:

	Year Ended March 31,
	2018	2017	2016
	(in thousands)
Revenues	$521,511	$413,206	$352,977
Cost of sales	269,367	191,589	156,757
Operating expenses	129,789	118,922	104,287
General and administrative expense	11,322	10,761	11,982
Depreciation and amortization	43,692	42,966	35,992
Gain on disposal or impairment of assets, net	(88,209)	(287)	(137)
Operating income from discontinued operations	155,550	49,255	44,096
Equity in earnings (loss) of unconsolidated entities	425	(746)	(528)
Interest expense	(422)	(484)	(340)
Other income, net	1,330	1,052	1,055
Income from discontinued operations before taxes (1)	156,883	49,077	44,283
Income tax expense	(103)	(5)	(62)
Income from discontinued operations, net of tax	$156,780	$49,072	$44,221

(1)	Includes net income attributable to redeemable noncontrolling interest of $1.0 million for the year ended March 31, 2018.